RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Advance to related parties consisted of the following as of the periods indicated:

	September 30, 2022	December 31, 2021
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$13,240	$4,583
Sichuan Aixin Investment Co., Ltd.	142	4,237
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	27,250	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	40,222	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	11,788	10,235
Total	$92,642	$19,055

Advance from related parties

Advance from related parties consisted of the following as of the periods indicated:

	September 30, 2022	December 31, 2021
Quanzhong Lin	$619,359	$1,822,705
Yirong Shen	87,158	97,292
Branch manager	-	1,667
Chengdu Aixin E-Commerce Company Ltd.	13,777	15,378
Chengdu Aixin International travel service Co, Ltd	6,356	2,388
Aixin Life Beauty	-	7,724
Total	$726,650	$1,947,154

Advance to related parties

Advance to related parties consisted of the following as of the periods indicated:

	December 31, 2021	December 31, 2020
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$4,583	$-
Qionglai Weide Pharmacy	-	10,421
Sichuan Aixin Investment Co., Ltd	4,237	-
Chengdu Xindu Cundetang Pharmacy Co., Ltd.	-	5,318
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	10,235	-
Total	$19,055	$15,739

Advance from related parties

Advance from related parties consisted of the following as of the periods indicated:

	December 31, 2021	December 31, 2020
Quanzhong Lin	$1,822,705	$258,862
Yirong Shen	97,292	-
Branch manager	1,667	-
Chengdu Aixin E-Commerce Company Ltd.	15,378	3,240
Chengdu Aixin International travel service Co, Ltd	2,388	-
Chengdu Beibang Pharmacy	-	2,748
Aixin Life Beauty	7,724	-
Total	$1,947,154	$264,850